Loans and Leases and Allowance for Credit Losses (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Allowance For Credit Losses Roll Forward [Abstract]
ALLL balance, beginning of period	$ 769,075		$ 964,828		$ 1,249,008
Recoveries of loans previously charged-off	117,650		112,738		120,664
Loan charge-offs	(306,316)		(455,200)		(557,753)
Provision for loan and lease losses	67,797		155,193		167,730
Allowance for loans sold or transferred to hoans held for sale	(336)		(8,484)		(14,821)
ALLL balance, end of period	647,870		769,075		964,828
AULC balance, beginning of period	40,651		48,456		42,127
Provision for unfunded loan commitments and letters of credit	22,248		(7,805)		6,329
AULC Balance, end of period	62,899		40,651		48,456
ACL balance, end of period	710,769		809,726		1,013,284
Loan and lease balances by credit quality indicator
Total commercial and industrial	17,594,276		16,970,689
Total commercial real estate	4,850,094		5,399,240
Automobile	6,638,713	[1]	4,633,820	[1]
Home equity	8,336,318		8,335,342
Residential mortgage	5,321,088		4,969,672
Other consumer	380,011		419,662
Automobile loans including automobile loans transferred to loans held for sale	6,638,713	[2]	4,933,820
Pass [Member]
Loan and lease balances by credit quality indicator
Total commercial and industrial	16,688,106		16,118,277
Total commercial real estate	4,395,855		4,641,885
OLEM [Member]
Loan and lease balances by credit quality indicator
Total commercial and industrial	343,166		260,397
Total commercial real estate	71,403		191,233
Substandard [Member]
Loan and lease balances by credit quality indicator
Total commercial and industrial	548,030		589,881
Total commercial real estate	376,880		565,871
Doubtful [Member]
Loan and lease balances by credit quality indicator
Total commercial and industrial	14,974		2,134
Total commercial real estate	5,956		251
750+[Member]
Loan and lease balances by credit quality indicator
Home equity	4,829,886	[3]
Residential mortgage	2,838,178	[3]
Other consumer	161,858	[3]
Automobile loans including automobile loans transferred to loans held for sale	2,987,323	[2],[3]	2,233,439	[3]
650-749 [Member]
Loan and lease balances by credit quality indicator
Home equity	2,625,469	[3]
Residential mortgage	1,711,172	[3]
Other consumer	157,735	[3]
Automobile loans including automobile loans transferred to loans held for sale	2,517,756	[2],[3]	1,900,824	[3]
Less than 650 [Member]
Loan and lease balances by credit quality indicator
Home equity	713,376	[3]
Residential mortgage	700,462	[3]
Other consumer	45,439	[3]
Automobile loans including automobile loans transferred to loans held for sale	945,604	[2],[3]	682,518	[3]
Other (2) [Member]
Loan and lease balances by credit quality indicator
Home equity	167,587	[4]
Residential mortgage	71,276	[4]
Other consumer	14,979	[4]
Automobile loans including automobile loans transferred to loans held for sale	188,030	[2],[4]	117,039	[4]
Commercial and industrial owner occupied [Member]
Loan and lease balances by credit quality indicator
Total commercial and industrial	4,347,872		4,285,919
Commercial and industrial owner occupied [Member] | Pass [Member]
Loan and lease balances by credit quality indicator
Total commercial and industrial	4,052,579		3,970,597
Commercial and industrial owner occupied [Member] | OLEM [Member]
Loan and lease balances by credit quality indicator
Total commercial and industrial	130,645		108,731
Commercial and industrial owner occupied [Member] | Substandard [Member]
Loan and lease balances by credit quality indicator
Total commercial and industrial	155,994		205,822
Commercial and industrial owner occupied [Member] | Doubtful [Member]
Loan and lease balances by credit quality indicator
Total commercial and industrial	8,654		769
Other commercial and industrial [Member]
Loan and lease balances by credit quality indicator
Total commercial and industrial	13,210,878		12,630,298
Other commercial and industrial [Member] | Pass [Member]
Loan and lease balances by credit quality indicator
Total commercial and industrial	12,630,512		12,146,017
Other commercial and industrial [Member] | OLEM [Member]
Loan and lease balances by credit quality indicator
Total commercial and industrial	211,860		145,111
Other commercial and industrial [Member] | Substandard [Member]
Loan and lease balances by credit quality indicator
Total commercial and industrial	364,343		337,805
Other commercial and industrial [Member] | Doubtful [Member]
Loan and lease balances by credit quality indicator
Total commercial and industrial	4,163		1,365
Commercial and Industrial [Member]
Allowance For Credit Losses Roll Forward [Abstract]
ALLL balance, beginning of period	241,051		275,367		340,614
Recoveries of loans previously charged-off	29,514		37,227		44,686
Loan charge-offs	(45,904)		(101,475)		(134,385)
Provision for loan and lease losses	41,140		29,932		24,452
Allowance for loans sold or transferred to hoans held for sale	0		0		0
ALLL balance, end of period	265,801		241,051		275,367
AULC balance, beginning of period	33,868		39,658		32,726
Provision for unfunded loan commitments and letters of credit	15,728		(5,790)		6,932
AULC Balance, end of period	49,596		33,868		39,658
ACL balance, end of period	315,397		274,919		315,025
Commercial real estate retail properties [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	1,263,569		1,430,859
Commercial real estate retail properties [Member] | Pass [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	1,153,747		1,184,987
Commercial real estate retail properties [Member] | OLEM [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	16,003		63,976
Commercial real estate retail properties [Member] | Substandard [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	93,819		181,896
Commercial real estate retail properties [Member] | Doubtful [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	0		0
Commercial real estate Multi family [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	1,025,591		984,400
Commercial real estate Multi family [Member] | Pass [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	972,526		902,616
Commercial real estate Multi family [Member] | OLEM [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	16,540		24,098
Commercial real estate Multi family [Member] | Substandard [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	36,411		57,548
Commercial real estate Multi family [Member] | Doubtful [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	114		138
Commercial real estate office [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	942,293		936,114
Commercial real estate office [Member] | Pass [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	847,411		826,533
Commercial real estate office [Member] | OLEM [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	4,866		26,488
Commercial real estate office [Member] | Substandard [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	87,722		83,093
Commercial real estate office [Member] | Doubtful [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	2,294		0
Commercial real estate Industrial and warehouse [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	472,893		596,902
Commercial real estate Industrial and warehouse [Member] | Pass [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	431,057		540,484
Commercial real estate Industrial and warehouse [Member] | OLEM [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	14,138		15,132
Commercial real estate Industrial and warehouse [Member] | Substandard [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	27,698		41,286
Commercial real estate Industrial and warehouse [Member] | Doubtful [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	0		0
Other commercial real estate [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	1,063,675		1,324,042
Other commercial real estate [Member] | Pass [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	977,987		1,177,213
Other commercial real estate [Member] | OLEM [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	16,270		43,454
Other commercial real estate [Member] | Substandard [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	68,653		103,262
Other commercial real estate [Member] | Doubtful [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	765		113
Commercial Real Estate [Member]
Allowance For Credit Losses Roll Forward [Abstract]
ALLL balance, beginning of period	285,369		388,706		588,251
Recoveries of loans previously charged-off	44,658		39,622		34,658
Loan charge-offs	(69,512)		(118,051)		(182,759)
Provision for loan and lease losses	(97,958)		(24,908)		(51,444)
Allowance for loans sold or transferred to hoans held for sale	0		0		0
ALLL balance, end of period	162,557		285,369		388,706
AULC balance, beginning of period	4,740		5,852		6,158
Provision for unfunded loan commitments and letters of credit	5,151		(1,112)		(306)
AULC Balance, end of period	9,891		4,740		5,852
ACL balance, end of period	172,448		290,109		394,558
Automobile Loan [Member]
Allowance For Credit Losses Roll Forward [Abstract]
ALLL balance, beginning of period	34,979		38,282		49,488
Recoveries of loans previously charged-off	13,375		16,628		18,526
Loan charge-offs	(23,912)		(26,070)		(33,593)
Provision for loan and lease losses	6,611		12,964		17,042
Allowance for loans sold or transferred to hoans held for sale	0		(6,825)		(13,181)
ALLL balance, end of period	31,053		34,979		38,282
AULC balance, beginning of period	0		0		0
Provision for unfunded loan commitments and letters of credit	0		0		0
AULC Balance, end of period	0		0		0
ACL balance, end of period	31,053		34,979		38,282
Home Equity [Member]
Allowance For Credit Losses Roll Forward [Abstract]
ALLL balance, beginning of period	118,764		143,873		150,630
Recoveries of loans previously charged-off	15,921		7,907		7,630
Loan charge-offs	(98,184)		(124,286)		(109,427)
Provision for loan and lease losses	74,630		91,270		95,040
Allowance for loans sold or transferred to hoans held for sale	0		0		0
ALLL balance, end of period	111,131		118,764		143,873
AULC balance, beginning of period	1,356		2,134		2,348
Provision for unfunded loan commitments and letters of credit	407		(778)		(214)
AULC Balance, end of period	1,763		1,356		2,134
ACL balance, end of period	112,894		120,120		146,007
Home Equity [Member] | 750+[Member]
Loan and lease balances by credit quality indicator
Home equity			4,665,031	[3]
Home Equity [Member] | 650-749 [Member]
Loan and lease balances by credit quality indicator
Home equity			2,721,257	[3]
Home Equity [Member] | Less than 650 [Member]
Loan and lease balances by credit quality indicator
Home equity			848,245	[3]
Home Equity [Member] | Other (2) [Member]
Loan and lease balances by credit quality indicator
Home equity			100,809	[3]
Home Equity [Member] | Total
Loan and lease balances by credit quality indicator
Home equity			8,335,342
Home equity secured by first-lien other [Member]
Loan and lease balances by credit quality indicator
Home equity	4,842,144		4,380,587
Home equity secured by first-lien other [Member] | 750+[Member]
Loan and lease balances by credit quality indicator
Home equity	3,018,784	[3]	2,618,888	[3]
Home equity secured by first-lien other [Member] | 650-749 [Member]
Loan and lease balances by credit quality indicator
Home equity	1,412,445	[3]	1,345,621	[3]
Home equity secured by first-lien other [Member] | Less than 650 [Member]
Loan and lease balances by credit quality indicator
Home equity	299,681	[3]	357,019	[3]
Home equity secured by first-lien other [Member] | Other (2) [Member]
Loan and lease balances by credit quality indicator
Home equity	111,234	[4]	59,059	[4]
Home equity secured by junior-lien [Member]
Loan and lease balances by credit quality indicator
Home equity	3,494,174		3,954,755
Home equity secured by junior-lien [Member] | 750+[Member]
Loan and lease balances by credit quality indicator
Home equity	1,811,102	[3]	2,046,143	[3]
Home equity secured by junior-lien [Member] | 650-749 [Member]
Loan and lease balances by credit quality indicator
Home equity	1,213,024	[3]	1,375,636	[3]
Home equity secured by junior-lien [Member] | Less than 650 [Member]
Loan and lease balances by credit quality indicator
Home equity	413,695	[3]	491,226	[3]
Home equity secured by junior-lien [Member] | Other (2) [Member]
Loan and lease balances by credit quality indicator
Home equity	56,353	[4]	41,750	[4]
Residential Mortgage [Member]
Allowance For Credit Losses Roll Forward [Abstract]
ALLL balance, beginning of period	61,658		87,194		93,289
Recoveries of loans previously charged-off	7,074		4,305		8,388
Loan charge-offs	(34,236)		(52,228)		(65,069)
Provision for loan and lease losses	5,417		24,046		52,226
Allowance for loans sold or transferred to hoans held for sale	(336)		(1,659)		(1,640)
ALLL balance, end of period	39,577		61,658		87,194
AULC balance, beginning of period	3		1		1
Provision for unfunded loan commitments and letters of credit	6		2		0
AULC Balance, end of period	9		3		1
ACL balance, end of period	39,586		61,661		87,195
Residential Mortgage [Member] | 750+[Member]
Loan and lease balances by credit quality indicator
Residential mortgage			2,561,583	[3]
Residential Mortgage [Member] | 650-749 [Member]
Loan and lease balances by credit quality indicator
Residential mortgage			1,674,788	[3]
Residential Mortgage [Member] | Less than 650 [Member]
Loan and lease balances by credit quality indicator
Residential mortgage			712,317	[3]
Residential Mortgage [Member] | Other (2) [Member]
Loan and lease balances by credit quality indicator
Residential mortgage			20,984	[3]
Residential Mortgage [Member] | Total
Loan and lease balances by credit quality indicator
Residential mortgage			4,969,672
Other Consumer loan [Member]
Allowance For Credit Losses Roll Forward [Abstract]
ALLL balance, beginning of period	27,254		31,406		26,736
Recoveries of loans previously charged-off	7,108		7,049		6,776
Loan charge-offs	(34,568)		(33,090)		(32,520)
Provision for loan and lease losses	37,957		21,889		30,414
Allowance for loans sold or transferred to hoans held for sale	0		0		0
ALLL balance, end of period	37,751		27,254		31,406
AULC balance, beginning of period	684		811		894
Provision for unfunded loan commitments and letters of credit	956		(127)		(83)
AULC Balance, end of period	1,640		684		811
ACL balance, end of period	39,391		27,938		32,217
Other Consumer loan [Member] | 750+[Member]
Loan and lease balances by credit quality indicator
Other consumer			169,792
Other Consumer loan [Member] | 650-749 [Member]
Loan and lease balances by credit quality indicator
Other consumer			167,482
Other Consumer loan [Member] | Less than 650 [Member]
Loan and lease balances by credit quality indicator
Other consumer			59,862
Other Consumer loan [Member] | Other (2) [Member]
Loan and lease balances by credit quality indicator
Other consumer			22,526
Other Consumer loan [Member] | Total
Loan and lease balances by credit quality indicator
Other consumer			419,662
Commercial and industrial purchased impaired
Loan and lease balances by credit quality indicator
Total commercial and industrial	35,526
Commercial and industrial purchased impaired | Pass [Member]
Loan and lease balances by credit quality indicator
Total commercial and industrial	5,015		1,663
Commercial and industrial purchased impaired | OLEM [Member]
Loan and lease balances by credit quality indicator
Total commercial and industrial	661		6,555
Commercial and industrial purchased impaired | Substandard [Member]
Loan and lease balances by credit quality indicator
Total commercial and industrial	27,693		46,254
Commercial and industrial purchased impaired | Doubtful [Member]
Loan and lease balances by credit quality indicator
Total commercial and industrial	2,157		0
Commercial and industrial purchased impaired | Total
Loan and lease balances by credit quality indicator
Total commercial and industrial			54,472
Commercial real estate purchased impaired
Loan and lease balances by credit quality indicator
Total commercial real estate	82,073
Commercial real estate purchased impaired | Pass [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	13,127		10,052
Commercial real estate purchased impaired | OLEM [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	3,586		18,085
Commercial real estate purchased impaired | Substandard [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	62,577		98,786
Commercial real estate purchased impaired | Doubtful [Member]
Loan and lease balances by credit quality indicator
Total commercial real estate	2,783		0
Commercial real estate purchased impaired | Total
Loan and lease balances by credit quality indicator
Total commercial real estate			126,923
Residential mortgage purchased impaired
Loan and lease balances by credit quality indicator
Residential mortgage	2,498
Residential mortgage purchased impaired | 750+[Member]
Loan and lease balances by credit quality indicator
Residential mortgage	588	[3]	373	[3]
Residential mortgage purchased impaired | 650-749 [Member]
Loan and lease balances by credit quality indicator
Residential mortgage	989	[3]	1,303	[3]
Residential mortgage purchased impaired | Less than 650 [Member]
Loan and lease balances by credit quality indicator
Residential mortgage	921	[3]	567	[3]
Residential mortgage purchased impaired | Other (2) [Member]
Loan and lease balances by credit quality indicator
Residential mortgage	0	[4]	0	[3]
Residential mortgage purchased impaired | Total
Loan and lease balances by credit quality indicator
Residential mortgage			2,243
Other consumer purchased impaired
Loan and lease balances by credit quality indicator
Other consumer	129
Other consumer purchased impaired | 750+[Member]
Loan and lease balances by credit quality indicator
Other consumer	0	[3]	0	[3]
Other consumer purchased impaired | 650-749 [Member]
Loan and lease balances by credit quality indicator
Other consumer	60	[3]	93	[3]
Other consumer purchased impaired | Less than 650 [Member]
Loan and lease balances by credit quality indicator
Other consumer	69	[3]	47	[3]
Other consumer purchased impaired | Other (2) [Member]
Loan and lease balances by credit quality indicator
Other consumer	0	[4]	0	[3]
Other consumer purchased impaired | Total
Loan and lease balances by credit quality indicator
Other consumer			140
Residential mortgage other
Loan and lease balances by credit quality indicator
Residential mortgage	5,318,590		4,967,429
Residential mortgage other | 750+[Member]
Loan and lease balances by credit quality indicator
Residential mortgage	2,837,590	[3]	2,561,210	[3]
Residential mortgage other | 650-749 [Member]
Loan and lease balances by credit quality indicator
Residential mortgage	1,710,183	[3]	1,673,485	[3]
Residential mortgage other | Less than 650 [Member]
Loan and lease balances by credit quality indicator
Residential mortgage	699,541	[3]	711,750	[3]
Residential mortgage other | Other (2) [Member]
Loan and lease balances by credit quality indicator
Residential mortgage	71,276	[4]	20,984	[4]
Other consumer other
Loan and lease balances by credit quality indicator
Other consumer	379,882		419,522
Other consumer other | 750+[Member]
Loan and lease balances by credit quality indicator
Other consumer	161,858	[3]	169,792	[3]
Other consumer other | 650-749 [Member]
Loan and lease balances by credit quality indicator
Other consumer	157,675	[3]	167,389	[3]
Other consumer other | Less than 650 [Member]
Loan and lease balances by credit quality indicator
Other consumer	45,370	[3]	59,815	[3]
Other consumer other | Other (2) [Member]
Loan and lease balances by credit quality indicator
Other consumer	$ 14,979	[4]	$ 22,526	[4]

[1]	Amounts represent certain assets of a consolidated VIE for which Huntington has elected the fair value option. See Note 21.
[2]	Includes $0.3 billion of loans reflected as loans held for sale.
[3]	Reflects currently updated customer credit scores.
[4]	Reflects deferred fees and costs, loans in process, loans to legal entities, etc.